Investment Portfolio	as of September 30, 2019 (Unaudited)

DWS Core Equity VIP

	Shares	Value ($)
Common Stocks 99.0%
Communication Services 11.0%
Entertainment 2.3%
Live Nation Entertainment, Inc.*	28,947	1,920,344
Viacom, Inc. "B"	20,566	494,201
		2,414,545
Interactive Media & Services 4.5%
Alphabet, Inc. "A"*	1,484	1,812,172
Alphabet, Inc. "C"*	1,533	1,868,727
Facebook, Inc. "A"*	1,377	245,216
TripAdvisor, Inc.*	20,550	794,874
		4,720,989
Media 2.4%
Interpublic Group of Companies, Inc.	25,609	552,130
Omnicom Group, Inc.	25,102	1,965,486
		2,517,616
Wireless Telecommunication Services 1.8%
T-Mobile U.S., Inc.*	23,245	1,831,009
Consumer Discretionary 9.6%
Auto Components 0.5%
Gentex Corp.	19,588	539,355
Hotels, Restaurants & Leisure 1.7%
Marriott International, Inc. "A"	3,932	489,023
MGM Resorts International	26,715	740,540
Yum! Brands, Inc.	5,105	579,060
		1,808,623
Internet & Direct Marketing Retail 4.5%
Amazon.com, Inc.*	2,708	4,700,844
Specialty Retail 1.5%
Best Buy Co., Inc.	12,412	856,304
Home Depot, Inc.	3,039	705,109
		1,561,413
Textiles, Apparel & Luxury Goods 1.4%
NIKE, Inc. "B"	15,600	1,465,152
Consumer Staples 7.8%
Beverages 4.1%
Keurig Dr Pepper, Inc. (a)	36,876	1,007,452
Molson Coors Brewing Co. "B"	19,563	1,124,873
PepsiCo, Inc.	16,011	2,195,108
		4,327,433
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	2,806	808,437
U.S. Foods Holding Corp.*	20,384	837,782
Walmart, Inc.	2,258	267,980
		1,914,199
Food Products 0.5%
Conagra Brands, Inc.	18,024	552,976
Household Products 0.9%
Energizer Holdings, Inc.	21,497	936,839
Personal Products 0.5%
Herbalife Nutrition Ltd.*	13,278	502,705
Energy 3.8%
Energy Equipment & Services 0.8%
National Oilwell Varco, Inc.	23,642	501,211
Schlumberger Ltd.	10,537	360,049
		861,260
Oil, Gas & Consumable Fuels 3.0%
Continental Resources., Inc.*	13,412	412,955
Exxon Mobil Corp.	10,411	735,121
Kinder Morgan, Inc.	47,896	987,137
Occidental Petroleum Corp.	9,869	438,874
Targa Resources Corp.	14,049	564,348
		3,138,435
Financials 13.0%
Banks 6.1%
Bank of America Corp.	18,285	533,374
Citigroup, Inc.	26,815	1,852,380
JPMorgan Chase & Co.	13,668	1,608,587
Popular, Inc.	21,343	1,154,229
U.S. Bancorp.	11,649	644,656
Wells Fargo & Co.	10,871	548,333
		6,341,559
Capital Markets 4.3%
Ares Capital Corp.	14,276	266,033
CME Group, Inc.	4,322	913,411
Intercontinental Exchange, Inc.	6,804	627,805
LPL Financial Holdings, Inc.	15,658	1,282,390
State Street Corp.	1,383	81,860
TD Ameritrade Holding Corp.	7,594	354,640
The Goldman Sachs Group., Inc.	4,850	1,005,066
		4,531,205
Insurance 2.6%
Chubb Ltd.	9,426	1,521,733
MetLife, Inc.	25,847	1,218,945
		2,740,678
Health Care 13.2%
Biotechnology 4.1%
Amgen, Inc.	13,221	2,558,396
Biogen., Inc.*	3,741	870,980
Gilead Sciences, Inc.	13,708	868,813
		4,298,189
Health Care Equipment & Supplies 5.3%
Baxter International, Inc.	6,659	582,463
Becton, Dickinson & Co.	3,507	887,131
Boston Scientific Corp.*	8,936	363,606
Danaher Corp.	6,404	924,929
Hill-Rom Holdings, Inc.	14,070	1,480,586
Medtronic PLC	12,463	1,353,731
		5,592,446
Health Care Providers & Services 0.5%
McKesson Corp.	3,908	534,067
Pharmaceuticals 3.3%
Eli Lilly & Co.	5,757	643,805
Merck & Co., Inc.	18,059	1,520,207
Pfizer, Inc.	34,263	1,231,070
		3,395,082
Industrials 10.4%
Aerospace & Defense 3.4%
Arconic, Inc.	20,797	540,722
Boeing Co.	1,972	750,287
L3Harris Technologies, Inc.	8,393	1,751,115
Teledyne Technologies, Inc.*	1,642	528,708
		3,570,832
Commercial Services & Supplies 1.6%
Waste Management, Inc.	14,949	1,719,135
Industrial Conglomerates 0.7%
Honeywell International, Inc.	4,552	770,199
Machinery 1.9%
Ingersoll-Rand PLC	7,989	984,325
Parker-Hannifin Corp.	5,278	953,259
		1,937,584
Professional Services 0.9%
Equifax, Inc.	6,358	894,380
Road & Rail 1.9%
Norfolk Southern Corp.	11,000	1,976,260
Information Technology 21.0%
IT Services 3.7%
Gartner, Inc.*	8,059	1,152,357
Visa, Inc. "A"	15,630	2,688,516
		3,840,873
Semiconductors & Semiconductor Equipment 3.9%
Applied Materials, Inc.	12,512	624,349
Intel Corp.	19,210	989,891
QUALCOMM., Inc.	15,255	1,163,651
Teradyne, Inc.	23,178	1,342,238
		4,120,129
Software 7.6%
Microsoft Corp.	43,056	5,986,076
Oracle Corp.	30,515	1,679,240
Splunk, Inc.*	2,368	279,093
		7,944,409
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	23,512	5,265,982
Hewlett Packard Enterprise Co.	54,387	825,051
		6,091,033
Materials 2.7%
Chemicals 1.2%
PPG Industries, Inc.	6,860	812,978
Westlake Chemical Corp.	7,246	474,758
		1,287,736
Metals & Mining 1.5%
Freeport-McMoRan, Inc.	23,802	227,785
Steel Dynamics, Inc.	43,047	1,282,801
		1,510,586
Real Estate 3.5%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	5,676	1,222,213
Digital Realty Trust, Inc.	5,294	687,214
Prologis, Inc.	11,453	976,025
Public Storage	1,161	284,758
SL Green Realty Corp.	6,466	528,596
		3,698,806
Utilities 3.0%
Electric Utilities 1.5%
NextEra Energy, Inc.	6,922	1,612,757
Multi-Utilities 0.4%
CenterPoint Energy, Inc.	14,148	426,987
Water Utilities 1.1%
American Water Works Co., Inc.	9,268	1,151,363
Total Common Stocks (Cost $71,750,006)		103,779,688
Exchange-Traded Funds 0.3%
Vanguard S&P 500 ETF (Cost $228,579)	987	269,056
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (b) (c) (Cost $760,350)	760,350	760,350
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 1.96% (b) (Cost $814,950)	814,950	814,950
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $73,553,885)	100.8	105,624,044
Other Assets and Liabilities, Net	(0.8)	(821,784)
Net Assets	100.0	104,802,260

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (b) (c)
—	760,350 (d)	—	—	—	6,497	—	760,350	760,350
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 1.96% (b)
1,529,105	8,014,632	8,728,787	—	—	12,631	—	814,950	814,950
1,529,105	8,774,982	8,728,787	—	—	19,128	—	1,575,300	1,575,300

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at September 30, 2019 amounted to $748,568, which is 0.7% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2019.
S&P: Standard & Poor's

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$103,779,688	$—	$—	$103,779,688
Exchange-Traded Funds	269,056	—	—	269,056
Short-Term Investments (e)	1,575,300	—	—	1,575,300
Total	$105,624,044	$—	$—	$105,624,044

(e)	See Investment Portfolio for additional detailed categorizations.